Average Annual Total Returns - Eaton Vance Income Fund of Boston	ICE BofA U.S. High Yield Index One Year	ICE BofA U.S. High Yield Index Five Years	ICE BofA U.S. High Yield Index Ten Years	ICE BofA U.S. High Yield Constrained Index One Year	ICE BofA U.S. High Yield Constrained Index Five Years	ICE BofA U.S. High Yield Constrained Index Ten Years	Class A One Year	Class A Five Years	Class A Ten Years	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Ten Years	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Ten Years	Class C One Year	Class C Five Years	Class C Ten Years	Class R One Year	Class R Five Years	Class R Ten Years	Class I One Year	Class I Five Years	Class I Ten Years	Class R6 One Year	Class R6 Five Years	Class R6 Ten Years	Class R6 Inception Date
Total	5.36%	6.09%	6.72%	5.35%	6.07%	6.71%	2.07%	4.55%	5.57%	0.34%	2.45%	3.21%	1.53%	2.64%	3.29%	3.75%	4.43%	5.30%	5.47%	5.00%	5.66%	5.80%	5.50%	6.18%	5.89%	5.59%	6.25%	Jul. 01, 2014